Debt - Narrative (Details)		1 Months Ended				3 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	Dec. 18, 2023 USD ($)	Feb. 28, 2023 USD ($) vessel installment	Dec. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($) vessel	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Long-term debt						$ 725,451,000			$ 725,451,000	$ 439,496,000		$ 439,496,000
Proceeds from issuance of long-term debt from related party						0	$ 0		0		$ 1,020,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Fixed interest rate					5.00%
Sale leaseback transaction, lease term					7 years
Sale leaseback transaction, purchase option, year three					$ 56,900,000
Sale leaseback transaction, purchase option, after year seven					47,200,000
Sale leaseback transaction, cash penalty					25,000,000
Proceeds from issuance of long-term debt												200,000,000
Long-term debt						241,200,000			241,200,000	$ 246,100,000		246,100,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required					$ 3,600,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installments, percentage		90.00%
Sale leaseback transaction, number of quarterly installments | installment		12
Debt instrument, credit adjustment spread										0.26161%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate (as a percent)								4.50%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Variable rate (as a percent)										4.50%
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Fixed interest rate				5.00%
Sale leaseback transaction, lease term				7 years
Sale leaseback transaction, purchase option, year three				$ 56,000,000
Sale leaseback transaction, purchase option, after year seven				$ 46,000,000
Proceeds from issuance of long-term debt									196,900,000			160,600,000
Long-term debt						374,600,000			374,600,000	$ 180,200,000		180,200,000
Sale leaseback transaction, cash balances required, newbuilding delivery period				180 days
Sale leaseback transaction, cash balances required, period				3 months
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value						443,500,000			443,500,000	146,500,000		146,500,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Newbuildings
Debt Instrument [Line Items]
Sale leaseback transaction, net book value										87,700,000		87,700,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required				$ 1,500,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Maximum
Debt Instrument [Line Items]
Debt instrument, financing amount, percentage of newbuilding contract price				90.00%
Debt instrument, financing amount				$ 63,000,000
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term			7 years
Sale leaseback transaction, purchase option, year three			$ 56,000,000
Sale leaseback transaction, purchase option, after year seven			46,000,000
Proceeds from issuance of long-term debt									98,600,000			27,400,000
Long-term debt						125,100,000			125,100,000	$ 27,400,000		$ 27,400,000
AVIC, CCBFL And Jiangsu – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, average daily bareboat rate						16,567			16,567
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Debt Instrument [Line Items]
Facility, amount available to drawdown	$ 10,000,000		15,000,000
Proceeds from issuance of long-term debt from related party			$ 1,000,000
Credit facility, remaining borrowing capacity						10,000,000			10,000,000
Drew Holdings Limited - Revolving credit facility | Line of credit | Secured Overnight Financing Rate (SOFR) | Related party
Debt Instrument [Line Items]
Variable rate (as a percent)	8.00%
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, number of vessels | vessel		4			4
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value						277,200,000			277,200,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment					$ 6,800,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Fourth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment					$ 6,800,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment		$ 2,200,000
Sale leaseback transaction, quarterly installment payment		$ 180,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment				6,800,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Fourth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment				$ 6,900,000
Mount Matterhorn and Mount Neblina | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required						3,000,000			3,000,000
Mount Hua and Mount Bandeira | Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels and equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value						$ 147,000,000			$ 147,000,000